UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-04665

Commonwealth International Series Trust
(Exact name of registrant as specified in charter)

791 Town & Country Blvd
               Houston, TX 77024-3925
Address of principal executive offices) (Zip code)

CT Corporation System
155 Federal Street
                  Boston, MA 02110
(Name and address of agent for service)

Copies to:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Parkway, Suite 310
Leawood, KS 66211

Registrant’s telephone number, including area code: (888) 345-1898

Date of fiscal year end: October 31

Date of reporting period: April 30, 2015

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

Commonwealth International
Series Trust
791 Town & Country Blvd, Suite 250
Houston, TX 77024-3925
888-345-1898
www.commonwealthfunds.com

INVESTMENT ADVISOR
FCA Corp
791 Town & Country Blvd, Suite 250
Houston, TX 77024-3925
713-781-2856

DISTRIBUTOR
UMB Distribution Services, LLC
235 West Galena Street
Milwaukee, WI 53212

TRANSFER AGENT & ADMINISTRATOR
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

LEGAL COUNSEL
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211	Commonwealth Australia/New Zealand Fund Africa Fund Commonwealth Japan Fund Commonwealth Global Fund Commonwealth Real Estate Securities Fund SEMI-ANNUAL REPORT April 30, 2015

This report is intended for the shareholders of the family of funds of the Commonwealth International Series Trust. It may not be distributed to prospective investors unless it is preceded or accompanied by the Funds’ current Prospectus. An additional Prospectus may be obtained at www.commonwealthfunds.com or from the principal underwriter of the Funds or your broker.

Table of Contents

Performance Overview	1
Portfolio Composition	2
Schedules of Investments	3
Statements of Assets and Liabilities	12
Statements of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	16

Notes to Financial Statements	21

Additional Information	33

Approval of the Renewal of Investment Advisory Agreement	35

C O M M O N W E A L T H
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2015

PERFORMANCE OVERVIEW – April 30, 2015 (Unaudited)

	Inception	Average Annual Total Returns as of April 30, 2015				Gross Expense	Net Expense
	Date	1 Year	5 Year	10 Year	Inception	Ratio*	Ratio*
Commonwealth Australia/New Zealand Fund	11/25/91	(3.57)%	6.18%	5.42%	5.63%	3.08%	3.08%
Africa Fund	11/07/11	(2.97)%	—	—	1.36%	5.90%	1.96%
Commonwealth Japan Fund	07/10/89	13.95%	3.29%	0.84%	(3.53)%	4.25%	3.50%
Commonwealth Global Fund	12/03/02	0.80%	6.23%	5.16%	7.33%	3.08%	3.08%
Commonwealth Real Estate Securities Fund	01/05/04	10.17%	8.06%	4.08%	4.61%	3.22%	3.22%

The Fund’s total return is presented net of Fund expenses, which means that the Fund’s performance is reduced by applicable Fund fees and expenses. Performance data represents past performance and does not guarantee future results. Investment return and principal value will fluctuate and your investment may result in a gain or loss when you sell your shares. An investor should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. This and other important information about the Funds can be found in the Funds’ Prospectus. To obtain performance information current to the most recent month end, please call 1-888-345-1898.

*
The expense ratios are from the Funds’ Prospectus dated February 28, 2015. Additional information pertaining to the Funds’ expense ratios as of April 30, 2015 can be found in the financial highlights. Excluding the indirect costs of investing in acquired funds, total fund net operating expenses would be 3.08%, 1.75%, 3.49%, 3.08% and 3.20% for the Commonwealth Australia/New Zealand Fund, Africa Fund, Commonwealth Japan Fund, Commonwealth Global Fund and the Commonwealth Real Estate Securities Fund, respectively.

Investment Risks

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including high-grade fixed income securities. The net asset values per share of a Fund will fluctuate as the value of these securities in the portfolio changes.

The Funds’ investments in debt and/or fixed income securities also contain risk factors. The value of these securities tends to fluctuate inversely with changes in interest rates. Changes in an issuer’s financial strength or creditworthiness also can affect the value of the securities it issues. Convertible and preferred stocks, which have some characteristics of both equity and fixed income securities, also contain, to varying degrees, depending on their structure, the associated risks of each.

The Fund’s expenses, as with any mutual fund, detract from the Fund’s performance. The Fund’s asset levels have a direct effect on the expense indirectly paid by shareholders. To the extent the Fund’s assets decline and the expenses of the Fund rise or do not decrease proportionately, performance will be negatively impacted.

International investing involves increased risk and volatility. An investment in a Fund entails the special risks of international investing, including currency exchange fluctuation, government regulations, and the potential for political and economic instability. Because the Commonwealth Australia/New Zealand Fund, Africa Fund and the Commonwealth Japan Fund invest primarily in industries located principally in Australia, New Zealand, Africa and Japan, the Funds are particularly susceptible to any economic, political, or regulatory developments affecting a particular issuer of those countries.

The Commonwealth Real Estate Securities Fund’s investments in REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. Investments are subject to the risks related to direct investment in real estate, such as real estate risk, regulatory risks, concentration risk, and diversification risk.

By itself none of the Funds constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather change in the value of their investments. Investors should refer to the Funds’ Prospectus for a more complete description of risks associated with investing in the Funds.

C O M M O N W E A L T H
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2015

PORTFOLIO COMPOSITION – April 30, 2015* (Unaudited)

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
Industry or Security Type	Percent of Total Investments
Commercial Services	23.7%
Healthcare – Services	13.0%
Transportation	9.0%
Oil & Gas	8.5%
Retail	7.5%
Electric	6.8%
Diversified Financial Services	6.1%
REITS	4.0%
Media	3.9%
Insurance	3.7%
Home Furnishings	2.8%
Healthcare-Products	2.7%
Bonds – New Zealand	2.6%
Engineering & Construction	1.9%
Electronics	1.1%
Holding Companies – Diversified	1.1%
Telecommunications	0.9%
Metal Fabricate/Hardware	0.6%
Short-Term Investments	0.1%
Coal	0.0%
100.0%
AFRICA FUND
Country or Security Type	Percent of Total Investments
South Africa	67.1%
Exchange Traded Funds – Africa Region	10.7%
Exchange Traded Funds – South Africa	10.1%
Short-Term Investments	3.9%
Exchange Traded Funds – Nigeria	3.8%
United Kingdom	1.9%
Egypt	1.7%
Sovereign Bonds – South Africa	0.7%
Guernsey	0.1%
100.0%
COMMONWEALTH JAPAN FUND
Industry or Security Type	Percent of Total Investments
Transportation	23.2%
Healthcare – Products	10.1%
Auto Parts & Equipment	7.2%
Insurance	5.4%
Equity Fund	5.2%
Real Estate	4.9%
Engineering & Construction	4.9%
Electronics	4.9%
Machinery – Diversified	3.8%
Beverages	3.1%
Cosmetics/Personal Care	3.0%
Distribution/Wholesale	2.8%
REITS	2.6%
Retail	2.5%
Banks	2.4%
Computers	2.3%
Leisure Time	2.3%
Hand/Machine Tools	1.9%
Electric	1.8%
Entertainment	1.5%
Auto Manufacturers	1.4%
Chemicals	1.0%
Diversified Financial Services	0.9%
Food	0.9%
100.0%
COMMONWEALTH GLOBAL FUND
Country or Security Type	Percent of Total Investments
United States	40.9%
United Kingdom	11.2%
Switzerland	5.6%
South Korea	3.7%
Preferred Stocks	3.6%
Mexico	3.0%
Australia	2.8%
Short-Term Investments	2.7%
Ireland	2.6%
Israel	2.3%
Chile	2.3%
Netherlands	2.1%
Japan	2.0%
India	1.9%
Germany	1.8%
France	1.8%
Singapore	1.7%
Brazil	1.7%
Spain	1.5%
Exchange Traded Funds – Japan	1.5%
Norway	0.9%
South Africa	0.8%
Canada	0.8%
Call Options	0.8%
100.0%
COMMONWEALTH REAL ESTATE SECURITIES FUND
Industry or Security Type	Percent of Total Investments
REITS – Office Property	10.9%
REITS – Hotels	9.3%
Building Materials	9.3%
Real Estate	9.3%
Lodging	8.2%
REITS – Apartments	8.1%
REITS – Diversified	6.7%
Telecommunications	4.7%
REITS – Health Care	4.6%
REITS – Storage	4.3%
Savings & Loans	3.2%
Home Builders	3.0%
Engineering & Construction	2.9%
Banks	2.8%
Retail	2.2%
Exchange Traded Funds – China	2.2%
REITS – Shopping Centers	2.2%
REITS – Regional Malls	1.9%
REITS – Warehouse/Industries	1.7%
REITS – Single Tenant	1.6%
Short-Term Investments	0.9%
100.0%

* Portfolio composition is subject to change.

C O M M O N W E A L T H
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2015

SCHEDULE OF INVESTMENTS – April 30, 2015 (Unaudited)

Commonwealth Australia/New Zealand Fund
	Shares	Value
AUSTRALIA (18.3%)
COMMON STOCKS (18.3%)
COMMERCIAL SERVICES (0.7%)
Silver Chef, Ltd.	5,377	$37,003
Slater & Gordon, Ltd.	20,609	103,195
		140,198
DIVERSIFIED FINANCIAL SERVICES (1.3%)
FlexiGroup, Ltd.	95,000	255,035
ELECTRIC (2.5%)
AGL Energy, Ltd.	36,248	434,841
ERM Power, Ltd.	33,399	66,761
		501,602
HEALTHCARE-PRODUCTS (1.3%)
Cochlear, Ltd.	4,000	263,381
HEALTHCARE-SERVICES (2.1%)
Sonic Healthcare, Ltd.	26,324	412,537
INSURANCE (3.7%)
Insurance Australia Group, Ltd.	40,867	187,289
QBE Insurance Group, Ltd.	50,660	546,392
		733,681
OIL & GAS (2.2%)
Santos, Ltd.	30,146	196,315
Woodside Petroleum, Ltd.	8,518	234,896
		431,211
RETAIL (2.1%)
Wesfarmers, Ltd.	12,385	426,876
TRANSPORTATION (2.4%)
Asciano, Ltd.	93,333	484,937
TOTAL AUSTRALIAN COMMON
STOCKS (Cost $3,476,927)		3,649,458

NEW ZEALAND (79.7%)
COMMON STOCKS (77.1%)
COAL (0.0%)
Pike River Coal, Ltd.(1)(2)	1,145,295	—
COMMERCIAL SERVICES (22.5%)
Marsden Maritime Holdings, Ltd.	81,425	188,168
Mowbray Collectables, Ltd.(1)(3)	1,021,593	124,756
Port of Tauranga, Ltd.	50,000	638,929
South Port New Zealand, Ltd.	1,027,930	3,534,441
		4,486,294
DIVERSIFIED FINANCIAL SERVICES (4.7%)
Heartland New Zealand, Ltd.	934,183	940,957
ELECTRIC (4.2%)
Contact Energy, Ltd.	70,000	303,134
Infratil, Ltd.	220,777	525,521
		828,655
ELECTRONICS (1.1%)
ikeGPS Group, Ltd.(1)	378,802	222,071
ENGINEERING & CONSTRUCTION (1.9%)
Airwork Holdings, Ltd.	50,000	118,329
Opus International Consultants,
Ltd.	250,000	261,258
		379,587
HEALTHCARE-PRODUCTS (1.3%)
Ebos Group, Ltd.	35,748	259,704
HEALTHCARE-SERVICES (10.6%)
Abano Healthcare Group, Ltd.	62,824	352,475
Metlifecare, Ltd.	173,543	643,005
Ryman Healthcare, Ltd.	180,000	1,117,863
		2,113,343
HOLDING COMPANIES-DIVERSIFIED (1.1%)
Hellaby Holdings, Ltd.	90,000	211,145
HOME FURNISHINGS (2.8%)
Scott Technology, Ltd.	529,623	557,838
MEDIA (3.8%)
Sky Network Television, Ltd.	159,745	765,220
METAL FABRICATE/HARDWARE (0.5%)
Steel & Tube Holdings, Ltd.	50,000	109,754
OIL & GAS (6.2%)
New Zealand Oil & Gas, Ltd.	889,387	396,633
New Zealand Refining Co.,
Ltd./The(1)	435,157	832,916
		1,229,549
REITS (3.9%)
Vital Healthcare Property Trust	616,595	784,368
RETAIL (5.2%)
Briscoe Group, Ltd.	183,520	396,455
Comvita, Ltd.	48,000	148,166
Kathmandu Holdings, Ltd.	200,000	218,470
Smiths City Group, Ltd.	651,399	278,716
		1,041,807

See accompanying notes to financial statements.

C O M M O N W E A L T H
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2015

SCHEDULE OF INVESTMENTS – April 30, 2015 (Unaudited)

Commonwealth Australia/New Zealand Fund
	Shares	Value

NEW ZEALAND (79.7%) - Continued
COMMON STOCKS (77.1%) - Continued
TELECOMMUNICATIONS (0.9%)
TeamTalk, Ltd.	415,473	$177,675
TRANSPORTATION (6.4%)
Freightways, Ltd.	173,540	807,858
Mainfreight, Ltd.	40,000	469,608
		1,277,466
TOTAL NEW ZEALAND COMMON
STOCKS (Cost $11,439,676)		15,385,433
	Principal
CORPORATE BONDS (2.6%)
Credit Agricole SA, 5.04%,
12/29/49(4)(5)(6)	890,000	516,936
TOTAL NEW ZEALAND CORPORATE
BONDS (Cost $464,678)		516,936
TOTAL NEW ZEALAND
(Cost $11,904,354)		15,902,369
SHORT-TERM INVESTMENTS (0.1%)
Federated Government Obligations
Fund, 0.01%(7)	27,719	27,719
TOTAL SHORT-TERM INVESTMENTS
(Cost $27,719)		27,719
TOTAL INVESTMENTS (98.1%)
(Cost $15,409,000)		19,579,546
OTHER ASSETS IN EXCESS OF
LIABILITIES (1.9%)		371,346
NET ASSETS (100.0%)		$19,950,892

(1)	Non-income producing.
(2)	Security is being fair valued in accordance with the Trust’s fair valuation policies.
(3)	Affiliated Investment. See Note 2 of the Financial Statements.
(4)	Callable.
(5)	Variable Rate Security. The rate reflected in the Schedule of Investments is the rate in effect at April 30, 2015.
(6)	Principal amount shown is in New Zealand Dollars; value shown in U.S. Dollars.
(7)	Rate disclosed is the seven day yield as of April 30, 2015.

See accompanying notes to financial statements.

C O M M O N W E A L T H
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2015

SCHEDULE OF INVESTMENTS – April 30, 2015 (Unaudited)

Africa Fund
	Shares	Value
COMMON STOCKS (71.8%)
EGYPT (1.7%)
Global Telecom Holding SAE
GDR(1)	20,000	$43,800
GUERNSEY (0.1%)
Agriterra, Ltd.(1)	210,000	1,902
SOUTH AFRICA (68.1%)
African Bank Investments,
Ltd.(1)(2)	18,666	—
Anglo American Platinum, Ltd.(1)	800	22,096
AngloGold Ashanti, Ltd. ADR(1)	1,000	11,330
Astral Foods, Ltd.	4,000	60,718
Barloworld, Ltd.	4,300	34,303
Bidvest Group, Ltd.	2,167	58,734
Capitec Bank Holdings, Ltd.	2,850	134,195
Clientele, Ltd.	50,000	72,240
Combined Motor Holdings, Ltd.	15,000	21,387
Compu-Clearing Outsourcing, Ltd.	20,000	9,289
Coronation Fund Managers, Ltd.	6,500	49,663
Crookes Brothers, Ltd.	8,000	46,539
Discovery, Ltd.	9,000	99,877
Eqstra Holdings, Ltd.(1)	25,000	7,942
Exxaro Resources, Ltd.	2,000	16,372
FirstRand, Ltd.	14,300	68,312
Gold Fields, Ltd. ADR	5,000	22,850
Grindrod, Ltd.	35,000	47,873
Howden Africa Holdings, Ltd.(1)	11,000	38,785
Imperial Holdings, Ltd. ADR	1,200	20,208
Invicta Holdings, Ltd.	4,000	24,520
ISA Holdings, Ltd.(1)	103,000	6,508
Mediclinic International, Ltd.	5,700	60,359
MTN Group, Ltd. ADR	2,600	53,092
Murray & Roberts Holdings, Ltd.	9,000	9,956
Naspers, Ltd. N Shares	400	62,754
Nedbank Group, Ltd.	3,000	64,798
Pinnacle Holdings, Ltd.(1)	20,700	19,641
PSG Group, Ltd.	10,400	170,756
RCL Foods, Ltd.	27,559	40,651
Sasol, Ltd. ADR	1,600	64,400
Shoprite Holdings, Ltd. ADR	3,600	52,101
Sovereign Food Investments, Ltd.	30,000	19,054
Standard Bank Group, Ltd. ADR	4,800	70,800
Steinhoff International Holdings,
Ltd.	13,222	83,897
Tiger Brands, Ltd.	700	18,219
Value Group, Ltd.	30,000	9,699
Vodacom Group, Ltd.	3,000	37,402
Wilson Bayly Holmes-Ovcon, Ltd.	3,000	28,109
		1,739,429
UNITED KINGDOM (1.9%)
SABMiller PLC ADR	500	26,640
Tullow Oil PLC ADR	7,000	22,050
		48,690
TOTAL COMMON STOCKS
(Cost $1,744,876)		1,833,821

EXCHANGE TRADED FUNDS (24.9%)
Global X MSCI Nigeria	9,700	98,940
iShares MSCI South Africa	3,700	261,553
Market Vectors Africa Index	10,340	275,871
TOTAL EXCHANGE TRADED FUNDS
(Cost $676,766)		636,364

	Principal
SOVEREIGN BONDS (0.7%)
SOUTH AFRICA (0.7%)
South Africa Government Bond,
8.00%, 12/21/18(3)	200,000	17,226
TOTAL SOVEREIGN BONDS
(Cost $26,414)		17,226

	Shares
SHORT-TERM INVESTMENTS (4.0%)
Federated Government Obligations
Fund, 0.01%(4)	102,089	102,089
TOTAL SHORT-TERM INVESTMENTS
(Cost $102,089)		102,089
TOTAL INVESTMENTS (101.4%)
(Cost $2,550,145)		2,589,500
LIABILITIES IN EXCESS OF OTHER
ASSETS (-1.4%)		(34,892)
NET ASSETS (100.0%)		$2,554,608

(1)	Non-income producing.
(2)	Security is being fair valued in accordance with the Trust’s fair valuation policies.
(3)	Principal amount shown in South African Rand; value shown in U.S. Dollars.
(4)	Rate disclosed is the seven day yield as of April 30, 2015.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying notes to financial statements.

C O M M O N W E A L T H
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2015

SCHEDULE OF INVESTMENTS - April 30, 2015 (Unaudited)

Commonwealth Japan Fund

	Shares	Value
COMMON STOCKS (93.9%)
AUTO MANUFACTURERS (1.4%)
Toyota Motor Corp. ADR	500	$69,510
AUTO PARTS & EQUIPMENT (7.1%)
NGK Spark Plug Co., Ltd.	6,000	168,020
Sumitomo Rubber Industries, Ltd.	10,000	185,414
		353,434
BANKS (2.4%)
Mizuho Financial Group, Inc.	30,000	57,188
Nishi-Nippon City Bank, Ltd.	20,000	63,729
		120,917
BEVERAGES (3.1%)
Coca-Cola West Co., Ltd.	4,000	63,640
Kirin Holdings Co., Ltd.	7,000	92,653
		156,293
CHEMICALS (1.0%)
JSR Corp.	3,000	51,172
COMPUTERS (2.3%)
INES Corp.	5,000	47,437
Otsuka Corp.	1,500	69,088
		116,525
COSMETICS/PERSONAL CARE (3.0%)
Unicharm Corp.	6,000	151,021
DISTRIBUTION/WHOLESALE (2.8%)
Marubeni Corp.	16,000	99,073
Yamae Hisano Co., Ltd.	5,200	41,978
		141,051
DIVERSIFIED FINANCIAL SERVICES (0.9%)
Kyushu Leasing Service Co., Ltd.	13,000	46,228
ELECTRIC (1.8%)
Tohoku Electric Power Co., Inc.	7,000	88,058
ELECTRONICS (4.8%)
Hamamatsu Photonics K.K.	3,000	87,505
Hoya Corp.	4,000	154,164
		241,669
ENGINEERING & CONSTRUCTION (4.9%)
Kajima Corp.	33,000	157,635
Taihei Dengyo Kaisha, Ltd.	6,000	50,616
Takada Corp.	6,000	34,802
		243,053
ENTERTAINMENT (1.5%)
Sankyo Co., Ltd.	2,000	75,753

FOOD (0.9%)
Maxvalu Kyushu Co., Ltd.	3,000	45,537
HAND/MACHINE TOOLS (1.9%)
Meidensha Corp.	28,000	92,843
HEALTHCARE-PRODUCTS (9.9%)
Asahi Intecc Co., Ltd.	6,000	369,500
Terumo Corp.	5,000	128,424
		497,924
INSURANCE (5.3%)
Dai-ichi Life Insurance Co., Ltd.	11,000	180,795
T & D Holdings, Inc.	6,000	86,579
		267,374
LEISURE TIME (2.3%)
Shimano, Inc.	800	114,601
MACHINERY-DIVERSIFIED (3.8%)
FANUC Corp.	700	153,974
Torishima Pump Manufacturing Co., Ltd.	5,000	37,014
		190,988
REAL ESTATE (4.9%)
Mitsui Fudosan Co., Ltd.	3,000	88,933
Sumitomo Realty & Development Co., Ltd.	4,000	154,383
		243,316
REITS (2.6%)
Fukuoka REIT Corp.	70	127,526
RETAIL (2.4%)
Sugi Holdings Co., Ltd.	2,500	121,809
TRANSPORTATION (22.9%)
Daiichi Koutsu Sangyo Co., Ltd.	3,600	35,103
East Japan Railway Co.	1,500	132,581
Hankyu Hanshin Holdings, Inc.	22,000	132,794
Kawasaki Kisen Kaisha, Ltd.	30,000	77,493
Keikyu Corp.	13,000	103,340
Keio Corp.	18,000	139,025
Kintetsu World Express, Inc.	2,000	92,125
Mitsui OSK Lines, Ltd.	18,000	63,553
Nippon Express Co., Ltd.	15,000	86,107
Nishi-Nippon Railroad Co., Ltd.	10,000	43,851
Tobu Railway Co., Ltd.	18,000	85,808
Yamato Holdings Co., Ltd.	7,000	156,666
		1,148,446
TOTAL COMMON STOCKS
(Cost $2,913,670)		4,705,048

See accompanying notes to financial statements.

6

C O M M O N W E A L T H
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2015

SCHEDULE OF INVESTMENTS - April 30, 2015 (Unaudited)

Commonwealth Japan Fund

	Shares	Value
EXCHANGE TRADED FUNDS (5.1%)
iShares MSCI Japan	20,000	$257,200
TOTAL EXCHANGE TRADED FUNDS
(Cost $237,942)		257,200
TOTAL INVESTMENTS (99.0%)
(Cost $3,151,612)	4,962,248
OTHER ASSETS IN EXCESS OF LIABILITIES (1.0%)	48,078
NET ASSETS (100.0%)	$5,010,326

ADR	American Depositary Receipt
REIT	Real Estate Investment Trusts

See accompanying notes to financial statements.

7

C O M M O N W E A L T H
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2015

SCHEDULE OF INVESTMENTS - April 30, 2015 (Unaudited)

Commonwealth Global Fund

	Shares	Value
COMMON STOCKS (93.7%)
AUSTRALIA (2.8%)
Alumina, Ltd. ADR	60,000	$289,152
Australia & New Zealand Banking Group, Ltd. ADR	8,000	213,440
		502,592
BRAZIL (1.7%)
Vale SA ADR	40,000	307,200
CANADA (0.8%)
Encana Corp.	10,000	142,100
CHILE (2.4%)
Cia Cervecerias Unidas SA ADR	19,401	424,300
FRANCE (1.9%)
Arkema SA ADR	4,130	336,306
GERMANY (1.8%)
Siemens AG ADR	3,000	326,370
INDIA (1.9%)
HDFC Bank, Ltd. ADR	6,000	341,040
IRELAND (2.7%)
Pentair PLC	7,760	482,284
ISRAEL (2.4%)
NICE-Systems, Ltd. ADR	7,000	418,950
JAPAN (2.1%)
Nidec Corp. ADR	20,000	373,400
MEXICO (3.1%)
Grupo Televisa SA ADR(1)	15,000	546,150
NETHERLANDS (2.2%)
Unilever NV	9,000	391,320
NORWAY (1.0%)
Gjensidige Forsikring ASA ADR	10,000	173,100
SINGAPORE (1.8%)
DBS Group Holdings, Ltd. ADR	5,000	317,000
SOUTH AFRICA (0.8%)
Shoprite Holdings, Ltd. ADR	10,000	144,725
SOUTH KOREA (3.8%)
POSCO ADR	4,800	283,584
Samsung Electronics Co., Ltd. GDR	600	395,100
		678,684
SPAIN (1.5%)
Banco Santander SA ADR	35,642	268,028
SWITZERLAND (5.7%)
Nestle SA ADR	5,750	446,315
Roche Holding AG ADR	16,000	574,080
		1,020,395
UNITED KINGDOM (11.5%)
BP PLC ADR	5,000	215,800
Centrica PLC ADR	14,000	220,220
Diageo PLC ADR	2,000	222,040
InterContinental Hotels Group PLC ADR	8,615	367,085
Old Mutual PLC ADR	13,125	377,738
Sky PLC ADR	4,000	264,600
Standard Chartered PLC	10,000	165,000
Vodafone Group PLC ADR	6,295	221,584
		2,054,067
UNITED STATES (41.8%)
AECOM(1)	8,000	252,480
AGCO Corp.	5,000	257,550
Big 5 Sporting Goods Corp.	24,000	327,360
Calpine Corp.(1)	15,000	327,150
CONMED Corp.	10,000	502,300
DENTSPLY International, Inc.	8,700	443,700
Global Power Equipment Group, Inc.	25,000	303,750
Goodrich Petroleum Corp.(1)	30,000	116,100
Huntington Bancshares, Inc.	20,000	217,200
JC Penney Co., Inc.(1)(2)	22,000	182,600
Johnson Controls, Inc.	6,000	302,280
KVH Industries, Inc.(1)	30,000	404,700
LifePoint Hospitals, Inc.(1)	4,500	336,960
Miller Industries, Inc.	10,500	234,990
Momenta Pharmaceuticals, Inc.(1)(2)	20,000	349,000
MSC Industrial Direct Co., Inc., Class A	5,000	355,300
National Oilwell Varco, Inc.	8,000	435,280
NetApp, Inc.	2,500	90,625
New York Community Bancorp, Inc.	10,000	171,900
Norfolk Southern Corp.	4,500	453,825
Northwest Natural Gas Co.	7,000	326,900
Pioneer Natural Resources Co.	2,000	345,560
Ultra Petroleum Corp.(1)	10,000	170,300
Verizon Communications, Inc.	4,071	205,341
Wells Fargo & Co.	6,000	330,600
		7,443,751

TOTAL COMMON STOCKS
(Cost $12,431,281)		16,691,762

PREFERRED STOCKS (3.7%)
UNITED STATES (3.7%)
HSBC USA, Inc., Series F, 3.50%,
Callable 5/30/15(3)(4)	18,000	417,960

See accompanying notes to financial statements.

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C O M M O N W E A L T H
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2015

SCHEDULE OF INVESTMENTS - April 30, 2015 (Unaudited)

Commonwealth Global Fund

	Shares	Value

PREFERRED STOCKS (3.7%) - Continued
HSBC USA, Inc., Series G, 4.00%, Callable 5/30/15(3)(4)	10,000	$245,800
TOTAL PREFERRED STOCKS
(Cost $467,195)		663,760

EXCHANGE TRADED FUNDS (1.5%)
UNITED STATES (1.5%)
iShares MSCI All Country Asia ex Japan	4,000	272,440
TOTAL EXCHANGE TRADED FUNDS
(Cost $254,900)		272,440

	Contracts
CALL OPTIONS (0.8%)
UNITED STATES (0.8%)
Halliburton Co., Strike Price: $40.00, Expiration 1/20/2017(1)	60	73,200
iShares MSCI Emerging Markets ETF, Strike Price: $42.50, Expiration 6/19/2015(1)	75	11,175
iShares MSCI Japan ETF, Strike Price: $15.00, Expiration 1/20/2017(1)	150	3,900
iShares MSCI Japan ETF, Strike Price: $14.00, Expiration 1/15/2016(1)	150	4,050
iShares Russell 2000 ETF, Strike Price: $113.00, Expiration 1/15/2016(1)	20	25,440
Tenaris SA, Strike Price: $25.00, Expiration 9/18/2015(1)	36	19,800
TOTAL CALL OPTIONS
(Cost $107,349)		137,565
	Shares
SHORT-TERM INVESTMENTS (2.8%)
Federated Government Obligations Fund, 0.01% (5)	495,179	495,179
TOTAL SHORT-TERM INVESTMENTS
(Cost $495,179)		495,179
TOTAL INVESTMENTS (102.5%)
(Cost $13,755,904)		18,260,706
LIABILITIES IN EXCESS OF OTHER
ASSETS (-2.5%)		(446,542)
NET ASSETS (100.0%)		$17,814,164

(1)	Non-income producing.
(2)	Subject to call options written
(3)	Callable.
(4)	Floating Rate Security. The rate reflected in the Schedule of Investments is the rate in effect at April 30, 2015.
(5)	Rate disclosed is the seven day yield as of April 30, 2015.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying notes to financial statements.

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C O M M O N W E A L T H
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2015

SCHEDULE OF INVESTMENTS - April 30, 2015 (Unaudited)

Commonwealth Real Estate Securities Fund

	Shares	Value
COMMON STOCKS (97.6%)
BANKS (2.8%)
Lloyds Banking Group PLC ADR	21,000	$100,170
Regions Financial Corp.	18,000	176,940
		277,110
BUILDING MATERIALS (9.4%)
Cemex SAB de CV ADR(1)	26,605	255,943
CRH PLC ADR	3,000	83,850
James Hardie Industries PLC ADR	5,000	288,750
Lafarge SA ADR	5,000	90,710
Martin Marietta Materials, Inc.	1,430	203,989
		923,242
ENGINEERING & CONSTRUCTION (2.9%)
Grupo Aeroportuario del Sureste SAB de CV ADR(1)	1,300	187,941
Kajima Corp. ADR	2,000	95,450
		283,391
HOME BUILDERS (3.0%)
MDC Holdings, Inc.(2)	5,000	134,200
Toll Brothers, Inc.(1)	4,500	159,930
		294,130
LODGING (8.2%)
InterContinental Hotels Group PLC ADR	5,414	230,691
Marriott International, Inc., Class A(2)	5,035	403,052
Ryman Hospitality Properties, Inc.	3,024	174,303
		808,046
REAL ESTATE (9.3%)
Farmland Partners, Inc.	9,205	108,803
Gafisa SA ADR	12,000	21,120
IRSA Inversiones y Representaciones SA ADR	5,046	91,434
IRSA Propiedades Comerciales SA ADR	11,500	356,442
Lend Lease Group ADR	1,900	23,731
WP Carey, Inc.	5,000	317,400
		918,930
REITS - APARTMENTS (8.2%)
AvalonBay Communities, Inc.	1,347	221,366
Boardwalk Real Estate Investment Trust	1,500	75,180
Campus Crest Communities, Inc.	11,000	69,630
Equity Residential(2)	3,200	236,352
Essex Property Trust, Inc.(2)	900	199,755
		802,283
REITS - DIVERSIFIED (6.7%)
British Land Co. PLC ADR	9,000	113,940
Gladstone Land Corp.	9,700	117,176
Vornado Realty Trust	1,207	124,912
Washington Real Estate Investment Trust	6,000	148,320
Weyerhaeuser Co.	5,000	157,550
		661,898
REITS - HEALTH CARE (4.6%)
HCP, Inc.	2,000	80,580
Health Care REIT, Inc.	2,500	180,050
Ventas, Inc.	2,750	189,475
		450,105
REITS - HOTELS (9.4%)
Host Hotels & Resorts, Inc.	15,317	308,484
LaSalle Hotel Properties	11,000	403,590
Pebblebrook Hotel Trust	5,000	214,700
		926,774
REITS - OFFICE PROPERTY (11.1%)
Alexandria Real Estate Equities, Inc.	2,000	184,760
BioMed Realty Trust, Inc.	6,000	124,500
Boston Properties, Inc.	2,500	330,775
Douglas Emmett, Inc.	3,000	85,500
SL Green Realty Corp.	3,000	367,080
		1,092,615
REITS - REGIONAL MALLS (2.0%)
Simon Property Group, Inc.	500	90,745
Tanger Factory Outlet Centers, Inc.	3,000	100,740
		191,485
REITS - SHOPPING CENTERS (2.2%)
Acadia Realty Trust	4,985	154,037
Westfield Corp. ADR	4,000	59,760
		213,797
REITS - SINGLE TENANT (1.6%)
National Retail Properties, Inc.	4,000	153,600
REITS - STORAGE (4.3%)
Extra Space Storage, Inc.	6,400	421,952
REITS - WAREHOUSE/INDUSTRIES (1.7%)
EastGroup Properties, Inc.	3,000	171,600
RETAIL (2.2%)
Kingfisher PLC ADR	20,000	215,800

See accompanying notes to financial statements.

10

C O M M O N W E A L T H
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2015

SCHEDULE OF INVESTMENTS - April 30, 2015 (Unaudited)

Commonwealth Real Estate Securities Fund

	Shares	Value
COMMON STOCKS (97.6%) - Continued
SAVINGS & LOANS (3.2%)
Georgetown Bancorp, Inc.	8,408	$152,185
Harleysville Savings Financial Corp.	8,675	160,487
		312,672
TELECOMMUNICATIONS (4.8%)
American Tower Corp., Class A	2,500	236,325
SBA Communications Corp., Class A(1)	2,000	231,640
		467,965
TOTAL COMMON STOCKS
(Cost $6,486,940)		9,587,395
EXCHANGE TRADED FUNDS (2.2%)
Guggenheim China Real Estate	8,500	215,560
TOTAL EXCHANGE TRADED FUNDS
(Cost $144,153)		215,560
SHORT-TERM INVESTMENTS (0.9%)
Federated Government Obligations Fund, 0.01%(3)	86,974	86,974
TOTAL SHORT-TERM INVESTMENTS
(Cost $86,974)		86,974
TOTAL INVESTMENTS (100.7%)
(Cost $6,718,067)		9,889,929
LIABILITIES IN EXCESS OF
OTHER ASSETS (-0.7%)		(64,620)
NET ASSETS (100.0%)		$9,825,309

(1)	Non-income producing.
(2)	Subject to call options written
(3)	Rate disclosed is the seven day yield as of April 30, 2015.
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trusts

See accompanying notes to financial statements.

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C O M M O N W E A L T H
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2015

STATEMENTS OF ASSETS AND LIABILITIES - April 30, 2015 (Unaudited)

	Commonwealth Australia/New Zealand Fund	Africa Fund	Commonwealth Japan Fund	Commonwealth Global Fund	Commonwealth Real Estate Securities Fund

ASSETS:
Unaffiliated investments at value (Cost $14,567,487, $2,550,145, $3,151,612, $13,755,904 and $6,718,067, respectively)	$19,454,790	$2,589,500	$4,962,248	$18,260,706	$9,889,929
Affiliated investments at value (Cost $841,513, $0, $0, $0 and $0, respectively)	124,756	—	—	—	—

Total Investments, at value (Cost $15,409,000, $2,550,145, $3,151,612, $13,755,904 and $6,718,067, respectively)	19,579,546	2,589,500	4,962,248	18,260,706	9,889,929
Foreign currency at value (Cost $422,264, $1,301, $38,806, $0 and $0, respectively)	426,714	1,319	36,221	—	—
Interest and dividends receivable	3,995	1,608	28,810	84,081	37,638
Receivable for shares of beneficial interest issued	3,969	—	280	40	—
Due from adviser	—	6,257	—	—	—
Prepaid expenses	18,461	14,255	13,785	18,277	16,360

Total Assets	20,032,685	2,612,939	5,041,344	18,363,104	9,943,927

LIABILITIES:
Due to custodian	—	—	11,047	—	—
Payable for investments purchased	—	46,571	—	327,889	1,822
Payable for options written (Premiums received $0, $0, $0, $49,933 and $56,327, respectively)	—	—	—	151,200	66,500
Payable for shares of beneficial interest redeemed	4,456	—	—	—	—
Accrued expenses and other payables:
Management fees	12,180	—	—	10,574	6,221
Administration	11,196	1,361	2,749	9,316	5,600
Distribution	8,178	1,018	2,187	28,831	17,101
Accounting and transfer agent	11,774	5,982	7,680	7,303	5,439
Trustee	7,596	900	1,800	6,169	3,699
Compliance	4,710	571	1,156	3,914	2,346
Custodian	3,043	385	630	1,450	807
Other	18,660	1,543	3,769	2,294	9,083

Total Liabilities	81,793	58,331	31,018	548,940	118,618

NET ASSETS	$19,950,892	$2,554,608	$5,010,326	$17,814,164	$9,825,309

NET ASSET VALUE, OFFERING PRICE & REDEMPTION PRICE PER SHARE:(a) (1,704,244, 251,910, 1,497,819, 1,108,187 and 662,062, shares of beneficial interest outstanding, respectively)	$11.71	$10.14	$3.35	$16.08	$14.84

NET ASSETS CONSIST OF:
Paid-in-beneficial interest	$15,397,304	$2,525,213	$4,043,310	$12,746,757	$7,080,410
Accumulated net investment income (loss)	137,973	9,493	(150,472)	(100,734)	(58,860)
Accumulated net realized gains (losses) from investments, option contracts and foreign currency transactions	240,582	(19,466)	(690,521)	764,606	(357,930)
Net unrealized appreciation on investments, option contracts and foreign currency translations	4,175,033	39,368	1,808,009	4,403,535	3,161,689

NET ASSETS	$19,950,892	$2,554,608	$5,010,326	$17,814,164	$9,825,309

(a)	Subject to certain exceptions, a 2% redemption fee is imposed upon shares redeemed within 14 calendar days of their purchase. See Note 3 in the Notes to the Financial Statements. Par value $0.01, unlimited shares authorized.

See accompanying notes to financial statements.

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C O M M O N W E A L T H
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2015

STATEMENTS OF OPERATIONS – For the six months ended April 30, 2015 (Unaudited)

	Commonwealth Australia/New Zealand Fund	Africa Fund	Commonwealth Japan Fund	Commonwealth Global Fund	Commonwealth Real Estate Securities Fund
INVESTMENT INCOME:
Interest income	$17,740	$694	$9	$14	$9
Dividend income, unaffiliated investments	506,349	40,155	38,852	235,017	117,566
Foreign tax withholding	(49,142)	(2,982)	(4,339)	(19,610)	(2,285)
Total Investment Income	474,947	37,867	34,522	215,421	115,290

EXPENSES:
Management fees (Note 4)	74,213	14,976	17,996	61,540	36,865
Legal fees	27,625	3,306	6,544	22,621	13,614
Administration fees	69,700	8,556	17,116	57,926	35,187
Accounting and transfer agent fees	38,062	21,114	25,933	23,879	18,189
Distribution fees	24,737	2,995	5,999	20,513	12,288
Custodian fees	9,753	1,391	2,156	5,132	2,859
Miscellaneous fees	1,301	888	1,094	1,436	1,116
Audit fees	12,841	1,573	3,151	10,672	6,475
Trustee fees and expenses	14,546	1,900	3,846	12,540	7,832
Compliance fees	19,991	2,460	4,916	16,627	10,119
Insurance fees	8,668	1,028	2,031	6,832	3,885
State registration and filing fees	8,599	8,744	8,749	10,011	9,227
Printing and postage fees	7,138	998	2,095	6,588	4,558
Interest expense	186	—	47	—	—
Total Expenses	317,360	69,929	101,673	256,317	162,214
Waiver of fees and reimbursement of expenses
(Note 4)	—	(46,985)	(17,996)	—	—
Net Expenses	317,360	22,944	83,677	256,317	162,214
Net Investment Income (Loss)	157,587	14,923	(49,155)	(40,896)	(46,924)

REALIZED/UNREALIZED GAIN (LOSS)
Net realized gain on unaffiliated investments	281,802	3,119	9,280	787,099	130,250
Net realized loss from purchased option
contracts	—	—	—	(16,891)	—
Net realized gain from written option contracts	—	—	—	16,809	—
Net realized gain (loss) on foreign currency
transactions	(41,169)	852	(1,461)	—	—
Total Net Realized Gain	240,633	3,971	7,819	787,017	130,250
Net change in unrealized appreciation
(depreciation) on:
Unaffiliated investments	(122,325)	24,632	482,526	(28,909)	243,374
Affiliated investments	(213,678)	—	—	—	—
Purchased option contracts	—	—	—	31,881	—
Written option contracts	—	—	—	(29,471)	428
Foreign currency translations	14,909	(1,108)	(502)	—	—
Total Net Change in Unrealized
Appreciation (Depreciation)	(321,094)	23,524	482,024	(26,499)	243,802
Net Realized/Unrealized Gain (Loss)	(80,461)	27,495	489,843	760,518	374,052
Net Increase In Net Assets Resulting From
Operations	$77,126	$42,418	$440,688	$719,622	$327,128

See accompanying notes to financial statements.

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C O M M O N W E A L T H
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2015

STATEMENTS OF CHANGES IN NET ASSETS

	Commonwealth Australia/New Zealand Fund		Africa Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
OPERATIONS:
Net investment income (loss)	$157,587	$242,206	$14,923	$2,512
Net realized gain (loss)	240,633	1,226,497	3,971	(23,326)
Net change in unrealized appreciation (depreciation)	(321,094)	(1,883,684)	23,524	(35,139)
Change in net assets resulting from operations	77,126	(414,981)	42,418	(55,953)

DISTRIBUTIONS TO SHAREHOLDERS:
Net Investment Income	(173,913)	(386,365)	—	(28,879)
Return of Capital	—	—	—	(7,221)
Net realized gains	(1,265,872)	(409,419)	—	—
Change in net assets from distributions	(1,439,785)	(795,784)	—	(36,100)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	1,545,522	2,241,082	272,841	703,722
Dividends reinvested	1,396,390	749,628	—	35,996
Cost of shares redeemed	(2,129,399)	(5,045,507)	(238,726)	(268,584)
Redemption fees	—	245	—	236
Change in net assets resulting from shares of beneficial
interest transactions	812,513	(2,054,552)	34,115	471,370
Net increase (decrease) in net assets	(550,146)	(3,265,317)	76,533	379,317

NET ASSETS:
Beginning of period	20,501,038	23,766,355	2,478,075	2,098,758
End of period	$19,950,892	$20,501,038	$2,554,608	$2,478,075
Accumulated net investment income (loss)	$137,973	$154,299	$9,493	$(5,430)

SHARE TRANSACTIONS:
Issued	132,115	176,045	28,369	69,689
Reinvested	123,030	62,365	—	3,670
Redeemed	(185,519)	(397,451)	(25,356)	(26,699)
Change in shares	69,626	(159,041)	3,013	46,660

See accompanying notes to financial statements.

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C O M M O N W E A L T H
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2015

STATEMENTS OF CHANGES IN NET ASSETS

Commonwealth Japan Fund		Commonwealth Global Fund		Commonwealth Real Estate Securities Fund
Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

$(49,155)	$(97,542)	$(40,896)	$(85,209)	$(46,924)	$8,602
7,819	58,566	787,017	1,290,092	130,250	288,299
482,024	17,157	(26,499)	(799,305)	243,802	886,173
440,688	(21,819)	719,622	405,578	327,128	1,183,074

—	—	—	—	—	—
—	—	—	—	—	—
—	—	(1,312,418)	(598,622)	—	—
—	—	(1,312,418)	(598,622)	—	—

764,547	1,265,724	991,942	1,316,104	182,035	623,072
—	—	1,296,249	577,724	—	—
(1,097,253)	(785,620)	(517,987)	(1,023,056)	(221,074)	(630,837)
—	10	—	—	—	—

(332,706)	480,114	1,770,204	870,772	(39,039)	(7,765)
107,982	458,295	1,177,408	677,728	288,089	1,175,309

4,902,344	4,444,049	16,636,756	15,959,028	9,537,220	8,361,911
$5,010,326	$4,902,344	$17,814,164	$16,636,756	$9,825,309	$9,537,220
$(150,472)	$(101,317)	$(100,734)	$(59,838)	$(58,860)	$(11,936)

238,901	417,833	61,892	77,621	12,340	46,687
—	—	86,996	35,184	—	—
(350,293)	(253,193)	(32,176)	(60,074)	(14,886)	(48,243)
(111,392)	164,640	116,712	52,731	(2,546)	(1,556)

See accompanying notes to financial statements.

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C O M M O N W E A L T H
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2015

FINANCIAL HIGHLIGHTS
Commonwealth Australia/New Zealand Fund

Selected data for a share outstanding throughout the periods indicated:

	For the six months ended 4/30/15 (Unaudited)		For the year ended 10/31/14	For the year ended 10/31/13	For the year ended 10/31/12	For the year ended 10/31/11	For the year ended 10/31/10
Net Asset Value, Beginning of Period	$12.54		$13.25	$12.05	$10.76	$10.74	$9.84

Change in net assets from operations:
Net investment income	0.10		0.15	0.21	0.14	0.12	0.08
Net realized and unrealized gain
(loss) from investments	(0.05)		(0.40)	1.15	1.27	0.07 (a)	0.82
Total from investment activities	0.05		(0.25)	1.36	1.41	0.19	0.90

Distributions:
Net investment income	(0.11)		(0.22)	(0.16)	(0.12)	(0.17)	—
Net realized gains	(0.77)		(0.24)	—	—	—	—
Total distributions	(0.88)		(0.46)	(0.16)	(0.12)	(0.17)	—
Redemption fees	—		— (b)	— (b)	— (b)	— (b)	—
Net Asset Value, End of Period	$11.71		$12.54	$13.25	$12.05	$10.76	$10.74

Total return	0.59	%(c)	(1.74)%	11.40%	13.31%	1.85%	9.15%
Net assets at end of period (000’s)	$19,951		$20,501	$23,766	$22,347	$21,412	$24,975

Ratios/Supplemental Data:
Ratio of net expenses to average
net assets	3.21	%(d)	3.08%	3.17%	3.32%	3.08%	3.24%
Ratio of net investment income to
average net assets	1.59	%(d)	1.11%	1.59%	1.26%	1.20%	1.05%
Portfolio turnover rate	6	%(c)	16%	18%	8%	22%	12%

(a)	The amount of net gain from securities (both realized and unrealized) per share, does not accord with the amounts reported in the Statements of Operations due to the timing of purchases and redemptions of Fund shares during the year.
(b)	Value is less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

See accompanying notes to financial statements.

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C O M M O N W E A L T H
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2015

FINANCIAL HIGHLIGHTS
Africa Fund

Selected data for a share outstanding throughout the periods indicated:

	For the six months ended 4/30/15 (Unaudited)		For the year ended 10/31/14		For the year ended 10/31/13		For the period ended 10/31/12(a)
Net Asset Value, Beginning of Period	$9.96		$10.38		$10.23		$10.00

Change in net assets from operations:
Net investment income	0.06		0.01		0.22		0.08
Net realized and unrealized gain (loss) from investments	0.12		(0.25)		0.09		0.15
Total from investment activities	0.18		(0.24)		0.31		0.23

Distributions:
Net investment income	—		(0.14)		(0.16)		—
Return of capital	—		(0.04)		—		—
Total distributions	—		(0.18)		(0.16)		—
Redemption fees	—		—	(b)	—	(b)	—
Net Asset Value, End of Period	$10.14		$9.96		$10.38		$10.23

Total return	1.81	%(c)	(2.32)%		3.02%		2.30	%(c)
Net assets at end of period (000’s)	$2,555		$2,478		$2,099		$1,356

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	1.92	%(e)(h)	2.00	%(g)	—	%(d)	0.70	%(e)(f)
Ratio of gross expenses before reimbursement	5.84	%(e)	5.69%		6.13%		8.32	%(e)
Ratio of net investment income to average net assets	1.25	%(e)	0.11%		2.28%		1.32	%(e)
Portfolio turnover rate	—	%(b)(c)	4%		7%		—	%(c)

(a)	Reflects operations for the period from November 7, 2011 (inception date) to October 31, 2012.
(b)	Value is less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	The ratio of net expenses are the combined result of $22,542 in contractual waivers representing (1.25)% and $88,266 in voluntary reimbursements representing (4.88)%. Please refer to Note 4, Related Party Transactions and Other Arrangements, in the Notes to Financial Statements.
(e)	Annualized for periods less than one year.
(f)	The ratio of net expenses are the combined result of $9,801 in contractual waivers representing (1.25)% and $49,962 in voluntary reimbursements representing (6.37)%. Please refer to Note 4, Related Party Transactions and Other Arrangements, in the Notes to Financial Statements.
(g)	The ratio of net expenses are the combined result of $28,775 in contractual waivers representing (1.25)% and $56,265 in voluntary reimbursements representing (2.44)%. Please refer to Note 4, Related Party Transactions and Other Arrangements, in the Notes to Financial Statements.
(h)	On February 20, 2015, by unanimous written consent, the Fund’s Board approved a fee reduction agreement between the Trust and FCA Corp. that limits fund expenses to 1.50% of average net assets, exclusive of the 0.25% distribution fee, effective March 1, 2015 through February 29, 2016. The ratio of net expenses are the combined result of $28,963 in contractual waivers representing (2.42)%, and $18,022 in voluntary reimbursements representing (1.50)%. Please refer to Note 4, Related Party Transactions and Other Arrangements in the Notes to Financial Statements.

See accompanying notes to financial statements.

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C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2015

FINANCIAL HIGHLIGHTS
Commonwealth Japan Fund

Selected data for a share outstanding throughout the periods indicated:

For the six months ended 4/30/15 (Unaudited)
			For the year ended 10/31/14		For the year ended 10/31/13	For the year ended 10/31/12	For the year ended 10/31/11		For the year ended 10/31/10

Net Asset Value, Beginning of Period	$3.05		$3.08		$2.54	$2.70	$2.80		$2.69

Change in net assets from operations:
Net investment income (loss)	(0.04)		(0.05)		(0.10)	(0.07)	(0.09)		(0.07)

Net realized and unrealized gain (loss) from investments	0.34		0.02		0.64	(0.09)	(0.01	)(a)	0.18
Total from investment activities	0.30		(0.03)		0.54	(0.16)	(0.10)		0.11
Redemption fees	—		—	(b)	— (b)	— (b)	—	(b)	— (b)
Net Asset Value, End of Period	$3.35		$3.05		$3.08	$2.54	$2.70		$2.80

Total return	9.84	%(c)	(0.97)%		21.26%	(5.93)%	(3.57)%		4.09%
Net assets at end of period (000’s)	$5,010		$4,902		$4,444	$4,017	$3,794		$4,017

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	3.49	%(d)(f)	3.49	%(e)	4.40%	4.84%	3.91%		4.24%
Ratio of gross expenses before reimbursement	4.24	%(d)	4.24%		4.40%	4.84%	3.91%		4.24%
Ratio of net investment loss to average net assets	(2.05	)%(d)	(2.22)%		(3.03)%	(3.01)%	(2.52)%		(2.45)%
Portfolio turnover rate	5	%(c)	9%		23%	20%	62%		10%

(a)
The amount of net gain from securities (both realized and unrealized) per share, does not accord with the amounts reported in the Statements of Operations due to the timing of purchases and redemptions of Fund shares during the year.

(b)	Value is less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
The ratio of net expenses are the result of $32,954 in voluntary waivers representing (0.75)%. Please refer to Note 4, Related Party Transactions and Other Arrangements, in the Notes to Financial Statements.

(f)
On February 20, 2015, by unanimous written consent, the Fund’s Board approved a fee reduction agreement between the Trust and FCA Corp. that reduces the Advisory Fee, effective March 1, 2015, through February 29, 2016, in contractual waivers representing (0.75)%. The ratio of net expenses are the combined result of $11,437 in voluntary waivers from November 1, 2014, through February 28, 2015, and $6,559 in contractual waivers from March 1, 2015 through April 30, 2015, collectively representing (0.75)%. Please refer to Note 4, Related Party Transactions and Other Arrangements in the Notes to Financial Statements.

See accompanying notes to financial statements.
18

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2015

FINANCIAL HIGHLIGHTS
Commonwealth Global Fund

Selected data for a share outstanding throughout the periods indicated:
	For the six months ended 4/30/15 (Unaudited)
			For the year ended 10/31/14	For the year ended 10/31/13	For the year ended 10/31/12	For the year ended 10/31/11		For the year ended 10/31/10

Net Asset Value, Beginning of Period	$16.78		$17.00	$14.13	$15.24	$15.44		$13.40

Change in net assets from operations:
Net investment loss	(0.03)		(0.08)	(0.12)	(0.12)	(0.07)		(0.12)
Net realized and unrealized gain
(loss) from investments	0.66		0.50	2.99	0.54	(0.13	)(a)	2.16
Total from investment activities	0.63		0.42	2.87	0.42	(0.20)		2.04

Distributions:
Net realized gains	(1.33)		(0.64)	—	(1.53)	—		—
Total distributions	(1.33)		(0.64)	—	(1.53)	—		—
Redemption fees	—		—	— (b)	— (b)	—	(b)	— (b)
Net Asset Value, End of Period	$16.08		$16.78	$17.00	$14.13	$15.24		$15.44

Total return	4.41	%(c)	2.56%	20.31%	3.47%	(1.30)%		15.22%
Net assets at end of period (000’s)	$17,814		$16,637	$15,959	$13,311	$13,285		$16,574
Ratios/Supplemental Data:
Ratio of net expenses to average
net assets	3.12	%(d)	3.08%	3.12%	3.31%	3.05%		3.02%
Ratio of net investment loss to average
net assets	(0.50	)%(d)	(0.52)%	(0.81)%	(0.85)%	(0.38)%		(0.85)%
Portfolio turnover rate	17	%(c)	27%	14%	11%	18%		10%

(a)
The amount of net gain from securities (both realized and unrealized) per share, does not accord with the amounts reported in the Statements of Operations due to the timing of purchases and redemptions of Fund shares during the year.

(b)	Value is less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

See accompanying notes to financial statements.
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C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2015

FINANCIAL HIGHLIGHTS
Commonwealth Real Estate Securities Fund

Selected data for a share outstanding throughout the periods indicated:

	For the six months ended 4/30/15 (Unaudited)
			For the year ended 10/31/14	For the year ended 10/31/13	For the year ended 10/31/12	For the year ended 10/31/11		For the year ended 10/31/10

Net Asset Value, Beginning of Period	$14.35		$12.55	$11.27	$9.72	$10.09		$8.42

Change in net assets from operations:
Net investment income (loss)	(0.07	)(b)	0.02	(0.02)	(0.13)	(0.16)		(0.09)
Net realized and unrealized gain (loss) from investments	0.56		1.78	1.30	1.68	(0.21	)(a)	1.76
Total from investment activities	0.49		1.80	1.28	1.55	(0.37)		1.67
Redemption fees	—		—	— (b)	— (b)	—	(b)	—
Net Asset Value, End of Period	$14.84		$14.35	$12.55	$11.27	$9.72		$10.09

Total return	3.41	%(c)	14.34%	11.36%	15.95%	(3.67)%		19.83%
Net assets at end of period (000’s)	$9,825		$9,537	$8,362	$7,824	$7,294		$9,063

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	3.30	%(d)	3.20%	3.33%	3.53%	3.29%		3.22%
Ratio of net investment income (loss) to average net assets	(0.95	)%(d)	0.10%	(0.18)%	(1.20)%	(1.48)%		(0.89)%
Portfolio turnover rate	2	%(c)	16%	4%	5%	7%		21%

(a)
The amount of net gain from securities (both realized and unrealized) per share, does not accord with the amounts reported in the Statements of Operations due to the timing of purchases and redemptions of Fund shares during the year.

(b)	Value is less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

See accompanying notes to financial statements.
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C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2015

NOTES TO FINANCIAL STATEMENTS - April 30, 2015 (Unaudited)

Note 1 – Organization

Commonwealth International Series Trust (the “Trust”) was organized as a Massachusetts business trust on May 8, 1986, and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The Trust currently consists of five diversified series: the Commonwealth Australia/New Zealand Fund (the “Australia/New Zealand Fund”), the Africa Fund (the “Africa Fund”), the Commonwealth Japan Fund (the “Japan Fund”), the Commonwealth Global Fund (the “Global Fund”) and the Commonwealth Real Estate Securities Fund (the “Real Estate Securities Fund”) (each a “Fund” and collectively the “Funds”).

Note 2 – Investment Objectives

Each Fund’s investment objective is to provide long-term capital appreciation and current income. Under normal market conditions, each Fund (other than the Global Fund) invests at least 80% of its assets in the country or asset class specified in its name (i.e. Australia/New Zealand, Africa, Japan or Real Estate).

Note 3 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of the financial statements for the Funds. The Funds are investment companies, as such, these financial statements have applied the guidance set forth in the Accounting Standards Codification (ASC) 946, Financial Services-Investment Companies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A) Valuation of Securities – Each Fund’s assets and liabilities are valued normally on the basis of market quotations or official closing prices or, if there is no recent last sales price available, reference is made to the last mean quotation in the principal market in which the securities are normally traded. Equity securities that are traded on the NASDAQ National Market System, for which quotations are readily available, are valued at the official closing price. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Debt securities are priced either by using a market quotation or an independent pricing service. The pricing service may use one or more pricing models. Generally, debt instruments with maturities of less than 60 days (short-term debt) are valued at amortized cost or original cost plus interest, which approximates current value. Investments in open-end investment companies are valued at net asset value. If Fund management determines that market quotations or official closing prices are not readily available or do not accurately reflect the fair value for a security, the fair value of the security or securities will be determined in accordance with procedures established by the Board of Trustees (the “Board”). Fair value prices are generally provided by an independent fair value pricing service. The Funds have instituted a policy whereby the value of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met. The Australia/New Zealand Fund, Africa Fund and Japan Fund have retained an independent fair value pricing service to assist in the fair valuing of these foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value. In the Australia/New Zealand Fund and Japan Fund, the measure is based on a comparison between the S&P 500 Futures, Tokyo close to New York close. In the Africa Fund, the measure is based on a comparison between the S&P 500 Futures, London close to New York close.

B) Fair Value Measurements – The Funds’ investments have been categorized by tiers dependent upon the various “inputs” used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical assets.
•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).
•	Level 3 –	significant unobservable inputs (including management’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stocks, preferred stocks, exchange traded funds and short term investments. Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Investments in other open-end registered

21

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2015

NOTES TO FINANCIAL STATEMENTS – April 30, 2015 (Unaudited) (Continued)

investment companies are valued at net asset value. Short term investments may be valued using amortized cost which approximates fair value. Securities traded on inactive markets, valued by reference to similar instruments or whose inputs are observable and timely would be categorized in Level 2 of the fair value hierarchy.

Corporate and Sovereign Bonds. The fair value of corporate bonds may be estimated using recently executed transactions, market price quotations (where observable), bond spreads, and/or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Domestically held corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they would be categorized in Level 3 of the fair value hierarchy.

Written/Purchased options. Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are generally categorized in Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of April 30, 2015:

	Australia/New Zealand Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks*	$—	$19,034,891	$—	$19,034,891
Corporate Bonds	516,936	—	—	516,936
Short Term Investments	27,719	—	—	27,719
Total	$544,655	$19,034,891	$—	$19,579,546

	Africa Fund
	Level 1	Level 2	Level 3**	Total
Security Type
Common Stocks	$387,271	$1,446,550	$—	$1,833,821
Exchange Traded Funds	636,364	—	—	636,364
Sovereign Bonds	17,226	—	—	17,226
Short Term Investments	102,089	—	—	102,089
Total	$1,142,950	$1,446,550	$—	$2,589,500

	Japan Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks*	$69,510	$4,635,538	$—	$4,705,048
Exchange Traded Funds	257,200	—	—	257,200
Total	$326,710	$4,635,538	$—	$4,962,248

	Global Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks*	$16,518,662	$173,100	$—	$16,691,762
Preferred Stocks*	663,760	—	—	663,760
Exchange Traded Funds	272,440	—	—	272,440
Call Options	88,425	49,140	—	137,565
Short Term Investments	495,179	—	—	495,179
Total	$18,038,466	$222,240	$—	$18,260,706

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C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2015

NOTES TO FINANCIAL STATEMENTS – April 30, 2015 (Unaudited) (Continued)

	Real Estate Securities Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks*	$9,135,503	$451,892	$—	$9,587,395
Exchange Traded Funds	215,560	—	—	215,560
Short Term Investments	86,974	—	—	86,974
Total	$9,438,037	$451,892	$—	$9,889,929

*

All sub-categories within Common Stocks and Preferred Stocks represent Level 1 or Level 2 evaluation status. For a detailed breakout by industry or country, please refer to the Schedules of Investments.

**

Due to the halt in trading of the South Africa Bank security held in the Africa Fund, management has determined the fair value of this holding to be $0 resulting in a Level 3 security held as of April 30, 2015.

The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedules of Investments, such as futures, written options, forwards and swap contracts. Please refer to Note 7 – Financial Instruments with Off-Balance Sheet Risk for additional information.

	Other Financial Instruments at Value
Fund	Level 1	Level 2	Level 3	Total
Global Fund
Written Options	$(13,200)	$(138,000)	$—	$(151,200)
Real Estate Securities Fund
Written Options	$—	$(66,500)	$—	$(66,500)

It is the Funds’ policy to recognize transfers into and out of all Levels at the end of the reporting period. As described in Note 3 – Significant Accounting Policies under A) Valuation of Securities, certain equity securities listed or traded on foreign exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met. During the period ended April 30, 2015, there were several instances where these conditions were met, and as a result, foreign securities in the Australia/New Zealand Fund, Africa Fund and the Japan Fund were fair valued.

The Australia/New Zealand Fund, Africa Fund, and Japan Fund held certain equity or fixed income securities on October 31, 2014 which received an exchange traded closing price and were categorized in Level 1. Due to either the absence of trading activity, or receipt of a fair valued price, these securities were valued at either the last close price or an evaluated price on April 30, 2015 and categorized in Level 2. The Commonwealth Global Fund held an equity security at October 31, 2014, that due to the absence of trading activity, was valued at the mean between the bid and ask price and categorized in Level 2. On April 30, 2015 that security was valued based on an exchange traded closing price and was classified in Level 1. On October 31, 2014 Commonwealth Global also held a written option and an equity security that were both valued based on exchange traded closing prices and were classified in Level 1. On April 30, 2015, due to the absence of trading activity, the option was valued using the bid price, and the equity was valued at the mean between the bid and the ask price, both in Level 2. The Commonwealth Real Estate Securities Fund held an equity security at October 31, 2014, that due to the absence of trading activity, was valued at the mean between the bid and ask price and categorized in Level 2. On April 30, 2015 that security was valued based on an exchange traded closing price and was classified in Level 1. The following is a reconciliation of transfers between category levels from October 31, 2014 to April 30, 2015:

	Australia/ New Zealand Fund
					Real Estate Securities Fund
		Africa Fund	Japan Fund	Global Fund
Transfers into Level 1	$—	$—	$—	$377,738	$75,180
Transfers out of Level 1	$(18,543,500)	$(1,446,550)	$(4,635,538)	$(198,540)	$—
Net Transfers in (out) of Level 1	$(18,543,500)	$(1,446,550)	$(4,635,538)	$179,198	$75,180
Transfers into Level 2	$18,543,500	$1,446,550	$4,635,538	$198,540	$—
Transfers out of Level 2	$—	$—	$—	$(377,738)	$(75,180)
Net Transfers in (out) of Level 2	$18,543,500	$1,446,550	$4,635,538	$(179,198)	$(75,180)

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C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2015

NOTES TO FINANCIAL STATEMENTS – April 30, 2015 (Unaudited) (Continued)

C) Currency Translation – For purposes of determining each Fund’s net asset value, all assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the prevailing market rate on each U.S. business day. The cost of securities is determined by using an exchange rate provided by an independent third party. Income is translated at approximate rates prevailing when accrued. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in the market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

D) Allocations of Expenses – Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund, or the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

E) Accounting for Investments – Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date or as soon as known if after the ex-dividend date. Discounts and premiums on bonds purchased are amortized over the life of the bonds (which may include maturity or call date). Interest income and estimated expenses are accrued daily.

F) Federal Income Taxes – It is each Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gain to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required.

Dividends or interest on foreign securities may be subject to the withholding of the country of domicile’s income tax by tax treaty provisions or otherwise. Generally, there are no foreign taxes applicable to the Funds’ capital gains realized on foreign securities in their country of domicile.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years, fiscal years 2011 – 2013, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended October 31, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

G) Distributions to Shareholders – The Funds distribute net investment income, if any, and net realized gains (net of any capital loss carryovers) annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions and deferrals of certain losses.

H) Redemption Fees – Redemption fees are applicable to certain redemptions of shares within fourteen calendar days of purchase. The redemption fee is imposed to discourage abusive trading activity, which can have disruptive effects on the Funds’ portfolio management and can increase the Funds’ expenses. The redemption fees are intended to offset, at least partially, portfolio transaction and administrative costs associated with short-term trading. The shareholder will be charged a fee equal to 2.00% of the amount redeemed and will be charged when shares are sold, exchanged or involuntarily redeemed. In determining the applicability of the redemption fee, shares held for the longest period of time will be treated as being sold first and shares held for the shortest period of time as being sold last. For the period ended April 30, 2015, there were no redemption fees in any of the Commonwealth Funds.

I) Option Accounting Principles – A Fund may purchase or write put or call options on futures contracts, individual securities, currencies or stock indices to hedge against fluctuations in securities prices and currency exchange rates and to adjust its risk exposure relative to the benchmark. The Fund may use these derivatives for any purpose consistent with its investment objective, such as hedging, obtaining market exposure, and generating premium income.

When a Fund writes an option, the premium received is recorded as a liability. Each day the option contract liability is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is purchased (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the liability related to such option contract is eliminated. When a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premiums originally received.

When a Fund purchases an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes

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C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2015

NOTES TO FINANCIAL STATEMENTS – April 30, 2015 (Unaudited) (Continued)

a gain or loss and the asset representing such option contract is eliminated. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

J) Forward Currency Contracts – Forward currency transactions may be undertaken to hedge against possible variations in the foreign exchange rates between the U.S. dollar and foreign currencies. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably. Other risks of forward currency transactions include failing to achieve expected benefit, markets moving in a direction that the Funds did not expect, a Fund’s ability to close out its position in the hedging instrument, and political and social unrest and the possibility of negative governmental actions. During and as of the period ended April 30, 2015, the Funds held no foreign currency contracts.

K) Use of Estimates – The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and these differences could be material.

Note 4 – Related Party Transactions and Other Arrangements

A) Investment Advisor – The Trust, on behalf of each Fund, has retained FCA Corp. as the Funds’ investment advisor (the “Advisor”). Under each Fund’s Investment Advisory Agreement, the Advisor is paid a monthly fee (the “Management Fee”), calculated daily and payable monthly, equal to an annual rate of 0.75% of the average net assets of each Fund, other than the Africa Fund, for which it receives 1.25% of the average daily net assets of the Fund. Effective March 1, 2015, The Advisor entered into an expense limitation agreement through February 29, 2016, under which it has agreed to limit the total expenses of the Africa Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.50% of the average daily net assets of the Fund. The Advisor may not terminate this arrangement prior to February 29, 2016 unless the investment advisory agreement is terminated. The Africa Fund has agreed to repay the Advisor for amounts waived by the Advisor pursuant to the fee waiver agreement to the extent that such repayment occurs within three years of the date of any such waiver and such repayment does not cause the Africa Fund to exceed the expense limitation in place at the time the fee was waived. For the period ended April 30, 2015, the Advisor waived a total of $38,851 in the Africa Fund which is subject to recoupment as well as $8,134 that is not subject to recoupment. As of April 30, 2015, the Africa Fund has $9,801 subject to recoupment through October 31, 2015, $22,542 subject to recoupment through October 31, 2016 and $28,775 through October 31, 2017. Effective March 1, 2015, the Advisor contractually agreed to waive the Management Fee of 0.75% for the Japan Fund through February 29, 2016. The Advisor may not terminate this arrangement prior to February 29, 2016 unless the investment advisory agreement is terminated. There is no recoupment agreement in place for the Management Fee waiver in the Japan Fund.

Certain officers of the Trust are also officers of FCA.

B) Administration, Fund Accounting and Transfer Agent – UMB Fund Services, Inc. (“UMB”) serves as the administrator, transfer agent and fund accountant to the Funds. For these services UMB receives fees computed at an annual rate of the daily net assets of the Funds, subject to a minimum annual contractual fee. An officer of the Trust also is an employee of UMB, but is paid no fees directly by the Funds for serving as an officer of the Trust.

C) Distribution – UMB Distribution Services, LLC, serves as the principal underwriter for the shares of each Fund of the Trust and receives an annual contractual fee. UMB Distribution Services, LLC is an affiliate of UMB.

Each Fund has adopted a Service and Distribution Plan (each a “Plan”) pursuant to Rule 12b-1 under the Act, whereby up to 0.35% of the Fund’s assets may be used to reimburse the Distributor for costs and expenses incurred in connection with the distribution and marketing of shares of the Fund and the servicing of Fund shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses, marketing literature, and costs of personnel involved with the promotion and distribution of the Fund’s shares. These amounts are disclosed on the Statements of Operations under Distribution fees. While the plans permit each Fund to pay up to 0.35% of its average daily net assets to reimburse for certain expenses in connection with the distribution of its shares, the Board of Trustees has currently authorized each Fund to pay out only 0.25% under its Plan. If the Trustees’ intention changes on this matter, the Funds will amend or supplement their prospectus. Out of the foregoing amount, each Fund is permitted to pay up to an aggregate of 0.25% of its average daily net assets to reimburse for certain shareholder services.

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NOTES TO FINANCIAL STATEMENTS – April 30, 2015 (Unaudited) (Continued)

D) Legal Counsel – The Law Offices of John H. Lively and Associates, Inc., a member firm of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively & Associates, Inc., but he receives no special compensation from the Trust or the Funds for serving as an officer of the Trust.

Note 5 – Investments in Affiliated Issuers

A company is considered an affiliate of a Fund under the 1940 Act if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. The Australia/New Zealand Fund’s holding below is shown in its Schedule of Investments. Further detail on this holding during the period ended April 30, 2015 appears below:

	Percentage of Ownership	Shares 10/31/14	Shares 4/30/15	Value 10/31/14	Cost of Purchases	Cost of Sales	Change in Appreciation/ Depreciation	Value 4/30/15	Dividend Income	Realized Gain (Loss)
Security Held
Mowbray
Collectables Ltd.	8.01%	1,021,593	1,021,593	$338,434	—	—	$(213,678)	$124,756	$ —	$ —

Note 6 – Purchases and Sales of Securities
Purchases and sales of investment securities (excluding short-term securities) by the Funds for the period ended April 30, 2015 were as follows:

	Purchases	Sales
Australia/New Zealand Fund	$1,219,925	$1,458,867
Africa Fund	46,571	3,119
Japan Fund	237,942	234,283
Global Fund	3,725,898	2,814,648
Real Estate Securities Fund	364,362	231,555

Note 7 – Financial Instruments with Off-Balance Sheet Risk

In the ordinary course of trading activities, certain of the Funds trade and hold certain fair-valued derivative contracts. Such contracts include forward currency contracts, where the Funds would be obligated to buy currency at specified prices, and written put and call options, where the Funds would be obligated to purchase or sell securities at specified prices (i.e., the options are exercised by the counterparties). The maximum payout for the put option contracts is limited to the number of contracts written and the related strike prices, respectively. The maximum payout for uncovered written call option contracts is limited only by how high the underlying rises above the strike price. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

The financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of securities underlying the financial instruments may be in excess of the amounts recognized in the Statements of Assets and Liabilities. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. A call option gives the holder the right to buy the underlying stock from the writer at a specified price within a fixed period of time. Therefore, the securities held by the Fund against which options are written may not be traded and are held in escrow by the custodian.

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NOTES TO FINANCIAL STATEMENTS – April 30, 2015 (Unaudited) (Continued)

The following is a summary of the written option activity:

	Commonwealth Global		Real Estate Securities Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Contracts
Outstanding @ 10/31/2014	115	$31,129	50	$24,899
Call options written	620	67,533	91	31,428
Call options expired	—	—	—	—
Call options exercised	(65)	(19,220)	—	—
Call options closed	(250)	(26,509)	—	—
Outstanding @ 4/30/2015	420	$49,933	141	$56,327

At April 30, 2015, the Global Fund had the following outstanding written options:

						Unrealized Appreciation (Depreciation)
		Expiration	Exercise Price	Number of Contracts
Contracts	Type	Date			Value
JC Penney Co., Inc.	Call	8/21/2015	$9.00	220	$13,200	$3,984
Momenta Pharmaceuticals, Inc.	Call	9/18/2015	13.00	200	138,000	(105,251)
Total				420	$151,200	$(101,267)

At April 30, 2015, the Real Estate Securities Fund had the following outstanding written options:

						Unrealized Appreciation (Depreciation)
		Expiration Date	Exercise Price	Number of Contracts
Contracts	Type				Value
Equity Residential	Call	10/16/2015	$75.00	32	$11,520	$1,556
Essex Property Trust, Inc.	Call	10/16/2015	220.00	4	4,880	632
Essex Property Trust, Inc.	Call	10/16/2015	230.00	5	3,850	390
Marriott International, Inc.	Call	1/15/2016	77.50	50	39,500	(14,601)
MDC Holdings, Inc.	Call	1/15/2016	30.00	50	6,750	1,850
Total				141	$66,500	$(10,173)

Note 8 – Derivatives

The Funds’ use of derivatives for the period ended April 30, 2015 was limited to options. The derivative instruments outstanding as of April 30, 2015, as disclosed in the Statements of Assets and Liabilities, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year, as disclosed in the Statements of Operations, serve as indicators of the volume of derivative activity for the Funds. Following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds.

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NOTES TO FINANCIAL STATEMENTS – April 30, 2015 (Unaudited) (Continued)

	Statements of Assets and Liabilities		Statements of Operations
	Location of Asset/Liability Derivatives			Amount of Realized Gain (Loss)	Amount of Unrealized Gain (Loss)
Fund/Financial Instrument Type			Location of Gain (Loss) on Derivatives Recognized
		Value
Global Fund	Unaffiliated investments at		Net realized loss from
Equity Contracts	value (purchased options)	$ 137,565	purchased option contracts	$(16,891)	$—
	Payable for options		Net realized gain from
Equity Contracts	written (written options)	(151,200)	written option contracts	16,809	—
			Net change in unrealized
			appreciation (depreciation)
Equity Contracts			on purchased option contracts	—	31,881
			Net change in unrealized
			appreciation (depreciation) on
Equity Contracts			written option contracts	—	(29,471)
Real Estate			Net change in unrealized
Securities Fund	Payable for options		appreciation (depreciation) on
Equity Contracts	written (written options)	(66,500)	written option contracts	—	428

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. As of April 30, 2015, there are no master netting arrangements related to the Funds. The Funds’ Statements of Assets and Liabilities (“SAL”) presents derivative instruments on a gross basis, therefore there are no net amounts and no offset amounts within the SAL to present below. Gross amounts of the derivative instruments, amounts related to financial instruments/cash collateral not offset in the SAL and net amounts are presented below:

	Gross Amounts Presented in Statements of Assets and Liabilities
		Amounts not Offset in Statements of Assets and Liabilities

		Financial Instruments	Cash Collateral	Net Amount
Fund/Financial Instrument/Statements of Assets and Liabilities Category

Global Fund
Payable for options written	$(151,200)	$151,200	—	—

Real Estate Securities Fund
Payable for options written	(66,500)	66,500	—	—

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NOTES TO FINANCIAL STATEMENTS - April 30, 2015 (Unaudited) (Continued)

Note 9 – Tax Matters

As of October 31, 2014, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Australia/ New Zealand Fund
		Africa Fund			Real Estate Securities Fund
			Japan Fund	Global Fund
Undistributed ordinary income	$173,913	$—	$—	$—	$—
Undistributed long-term capital gains	1,265,821	—	—	1,312,335	—
Tax accumulated earnings	1,439,734	—	—	1,312,335	—
Accumulated capital and other losses	—	(28,867)	(775,546)	(59,838)	(496,411)
Unrealized appreciation (depreciation) on
investments	4,486,935	14,723	1,303,999	4,479,502	2,924,783
Unrealized appreciation (depreciation) on
options written	—	—	—	(71,796)	(10,601)
Unrealized appreciation (depreciation) on
foreign currency translations	(10,422)	1,121	(2,125)	—	—
Total accumulated earnings (deficit)	$5,916,247	$(13,023)	$526,328	$5,660,203	$2,417,771

At October 31, 2014, the gross unrealized appreciation (depreciation) on investments, foreign currency translations and cost of securities on a tax basis for federal income tax purposes were as follows:

	Australia/ New Zealand Fund
					Real Estate Securities Fund
		Africa Fund	Japan Fund	Global Fund
Gross unrealized appreciation	$6,646,967	$254,966	$1,430,392	$4,784,663	$3,294,547
Gross unrealized depreciation	(2,160,032)	(240,243)	(126,393)	(305,161)	(369,764)
Net unrealized appreciation on investments	$4,486,935	$14,723	$1,303,999	$4,479,502	$2,924,783
Tax cost of investments	$15,528,422	$2,459,602	$3,579,732	$12,060,360	$6,673,065

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals, foreign currency translations and passive foreign investment companies (“PFICs”).

The tax character of distributions paid during the tax periods ended October 31, 2014 and 2013 were as follows:

	Australia/ New Zealand Fund		Africa Fund		Global Fund
	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2014	Period Ended October 31, 2013	Year Ended October 31, 2014	Year Ended October 31, 2013
Distributions paid from:
Ordinary Income	$386,365	$310,746	$28,879	$23,882	$—	$—
Net long-term capital gains	$409,419	$—	$—	$—	$598,622	$—
Tax return of capital	$—	$—	$7,221	$—	$—	$—
Total distributions paid	$795,784	$310,746	$36,100	$23,882	$598,622	$—

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NOTES TO FINANCIAL STATEMENTS – April 30, 2015 (Unaudited) (Continued)

For the tax years ended October 31, 2014 and 2013, the Japan and Real Estate Securities Funds did not pay any distributions.

As of October 31, 2014, the following Funds had net capital loss carryforwards which are available to offset future net capital gains, if any:

					Real Estate
	Africa Fund		Japan Fund		Securities Fund
	ST	LT	ST	LT	ST	LT
For losses expiring October 31,
2017	$—	$—	$698,340	$—	$—	$—
2018	—	—	—	—	484,475	—
Non-Expiring	9,140	14,297	—	—	—	—
	$9,140	$14,297	$698,340	$—	$484,475	$—

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions. During the year ended October 31, 2014, the Japan Fund and Real Estate Securities Fund utilized $67,632 and $261,090, respectively, of their capital loss carryovers.

As of October 31, 2014, the Africa, Japan, Global and Real Estate Securities Funds, respectively, had $5,430, $77,206, $59,838 and $11,936 of qualified late-year ordinary losses, which are deferred until fiscal year 2014 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Funds’ next taxable year.

Note 10 –- Revolving Credit Agreement

The Trust has in place an Amended and Restated Revolving Credit Agreement (the “Agreement”) with its custodian, Fifth Third Bank N.A. (the “Bank”). Pursuant to the terms of the Agreement, the Bank makes available to the Trust, a line of credit facility under which the Bank may make loans to the Trust, on behalf of the Funds, from time to time. The Agreement provides a line of credit in an amount of up to $3,500,000 (the “Committed Amount”) for the Trust with respect to all of the Funds. The Agreement further limits the amount that any Fund may borrow subject to the requirements specified by the Investment Company Act of 1940, as amended (the “1940 Act”), which generally permits a fund to borrow and pledge its shares to secure such borrowing, provided, that immediately thereafter there is asset coverage of at least 300% for all borrowings by a fund from a bank. If borrowings exceed this 300% asset coverage requirement by reason of a decline in net assets of a fund, the fund will reduce its borrowings within three days to the extent necessary to comply with the 300% asset coverage requirement. The 1940 Act also permits a fund to borrow for temporary purposes only in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. The terms of the agreement include a non-refundable commitment fee annually in an amount equal to $3,500. Any principal balance outstanding bears interest at the London Interbank Offered Rate (LIBOR) in effect at that time plus 1.90% and any amounts not drawn will be assessed unused fees at the rate 0.40%.

The average amount of borrowings for the days which the Funds borrowed and the average interest rate on those borrowings by the Funds during the period ended April 30, 2015 were as follows:

	Average Principal	Average Interest Rate
Australia/New Zealand Fund	$190,290	2.07%
Japan Fund	$116,904	2.06%

During the period ended April 30, 2015 the Australia/New Zealand Fund and Japan fund paid $186 and $47 in interest on borrowings, respectively. There were no borrowings outstanding under the Agreement as of April 30, 2015. It is the Custodian’s policy to utilize the line of credit for draws greater than $50,000.

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NOTES TO FINANCIAL STATEMENTS – April 30, 2015 (Unaudited) (Continued)

Note 11 – Contractual Obligations

Under the Funds’ organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown. Currently however, the Funds expect the risk of loss to be remote.

Note 12 – Concentration of Market Risk

The Australia/New Zealand Fund has a majority of its investments in securities issued by Australian and New Zealand issuers, the Africa Fund invests primarily in securities issued by African issuers and the Japan Fund invests primarily in securities of Japanese issuers. Investing in companies from specific geographic regions, such as Australia, New Zealand, Africa or Japan, may pose additional risks inherent to a region’s economic and political situation. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, many of the investments in Australia, New Zealand, Africa or Japan are denominated in foreign currencies. As a result, changes in the values of these currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Funds’ investments. These events may happen separately from, and in response to, events that do not otherwise affect the values of the securities in the issuers’ home countries.

The Africa Fund may be exposed to additional risks by focusing its investments on issuers in African countries that other funds invested in securities of issuers in a broader region may not be exposed to. The Fund is highly dependent on the state of economics of countries throughout Africa and, in particular Sub-Saharan countries. Changes in economics, tax policies, inflation rates, governmental instability, war or other political or economic factors may affect (positively or negatively) the Fund’s investments.

A large portion of investments held by the Real Estate Securities Fund are considered investments in the real estate sector of the market, which may include REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cashflow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income and maintaining their exemption from registration under the 1940 Act. Investing in a single market sector may be riskier than investing in a variety of market sectors.

Note 13 – Legal Matters

On October 22, 2010, Edward S.Weisfelner, as Trustee of the LB Creditor Trust (the “Creditor Trustee Plaintiff”), filed a suit in the Supreme Court of the State of New York in the County of New York (the “Creditor Trust Action”) against, among numerous other defendants, the Trust’s custodian (the”Custodian”) as a record holder of shares of Lyondell Chemical Company (“Lyondell”). The action was removed to the United States District Court for the Southern District of New York and then referred to the United States Bankruptcy Court for the Southern District of New York. Among the shares alleged to have been held by the Custodian were 10,000 shares for which the Commonwealth Global Fund (the “Global Fund”) was a beneficial shareholder. On December 19, 2011, the Creditor Trustee Plaintiff filed a Second Amended Complaint in the U.S. Bankruptcy Court, Southern District of NewYork, naming the Global Fund as a defendant. Generally, the Creditor Trustee Plaintiff’s claim alleges that a merger transaction, which closed on December 20, 2007, in which the Global Fund and the other shareholders of Lyondell disposed of their positions in Lyondell which caused Lyondell to be insolvent and ultimately resulted in Lyondell filing for bankruptcy protection. Lyondell sought bankruptcy protection in cases filed on January 6, 2009 and April 24, 2009. The Creditor Trustee Plaintiff’s claim further alleges that, under various theories under state law, the transaction constituted a fraudulent transfer. The Creditor Trustee Plaintiff is seeking to set aside and recover the entire amount of the transfer, which is alleged to be approximately $5.9 billion. The Global Fund’s proceeds from the transaction amounted to $479,700. As of this date, the suit has only involved preliminary procedural filings, including a Motion to Dismiss the Creditor Trustee Plaintiff’s Complaint filed on January 11, 2011. The Global Fund has joined in the response with several other defendants in the case seeking to dismiss the Creditor Trustee Plaintiff’s claims.

Additionally, on December 23, 2010, Edward S.Weisfelner, as Trustee of the LB Litigation Trust (the “Litigation Trustee Plaintiff”), filed an adversary complaint (the “Litigation Trust Action”) in the U.S. Bankruptcy Court, Southern District of New York against numerous defendants as record holders of shares of Lyondell. Generally, the Litigation Trust Action is identical to the Creditor Trust Action, with the exception that the Litigation Trustee Plaintiff’s claim for intentional fraudulent transfers are based on federal law, whereas the Creditor Trustee Plaintiff’s claims are based on state law. The Litigation Trustee Plaintiff is seeking to set aside the same transfers sought to be avoided by the Creditor Trustee Plaintiff in the Creditor Trust Action. On April 7, 2011, several defendants filed a Motion to Dismiss the complaint filed by the Litigation Trustee Plaintiff. On April 20, 2011, the Litigation Trustee Plaintiff filed an Amended Complaint in the Litigation Trust Action.

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C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2015

NOTES TO FINANCIAL STATEMENTS – April 30, 2015 (Unaudited) (Continued)

On January 14, 2014, the Bankruptcy Court issued a Decision and Order on Motions to Dismiss which granted, in part, and denied, in part, the Motion to Dismiss. Specifically, the Court denied the Motion to Dismiss as to the Creditor Trustee Plaintiff’s constructive fraudulent transfer claim and granted the Motion as to the Creditor Trustee Plaintiff’s intentional fraudulent transfer claim, but granted the Creditor Trustee Plaintiff the right to re-plead such claim. On April 9, 2014, the Creditor Trustee Plaintiff filed a Third Amended Complaint whereby it re-pled its intentional fraudulent transfer claim against the defendants. The Order entered by the Court on January 14, 2014 also granted the defendants’ Motion to Dismiss the Litigation Trustee Plaintiff’s intentional fraudulent transfer claim, but granted the Litigation Trustee Plaintiff the right to re-plead such claim. On April 9, 2014, the Litigation Trustee Plaintiff filed a Second Amended Complaint whereby it re-pled its intentional fraudulent transfer claim.

The Global Fund has not been named as a defendant in the Litigation Trust Action. However, in the Second Amended Complaint, the Litigation Trustee Plaintiff alleges a class under Federal Rule of Civil Procedure 23(a), 23(b)(1)(B) and 23(b)(3) consisting of all persons or entities who directly, or indirectly through one or more mediate transferors, received payments on account of their shares of Lyondell in connection with the merger transaction. On May 8, 2014, the Litigation Trustee Plaintiff filed a Motion for Class Certification (the “Class Certification Motion”), whereby it is seeking to certify a non-opt-out defendant class, or in the alternative, an opt-out class.

On July 30, 2014, the shareholder defendants filed their omnibus motion to dismiss the Plaintiffs’ amended complaints. The motion to dismiss was deemed filed on behalf of all defendants. On September 15, 2014, the Plaintiffs filed their opposition brief to the omnibus motion to dismiss. On October 22, 2014, the shareholder defendants filed their reply brief in support of the motion to dismiss.

On November 24, 2014, the shareholder defendants filed their opposition to the Litigation Trustee Plaintiff’s Class Certification Motion. The Litigation Trustee’s reply brief in support of the Class Certification Motion is due December 29, 2014. Oral argument on the motion to dismiss and Class Certification Motion is scheduled for January 14 and 15, 2015. All discovery in the Creditor and Litigation Trust Actions is stayed until briefing of the Class Certification Motion has concluded. Discovery shall begin after the completion of all briefing on the Class Certification Motion. The parties shall meet and confer regarding a discovery schedule during the week of January 5, 2015. The Global Fund expects to continue participating in the defense of the aforementioned cases.

No estimate of the effect, if any, of these pending lawsuits on the Fund can be made at this time.

Note 14 - Subsequent Events

Within the financial statements, the Funds are required to recognize the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

The Trust provided written notice of termination to UMB Fund Services, Inc., provider of administration, transfer agency and fund accounting services to the Funds on June 16, 2015. The notice also extends to UMB Distribution Services, LLC, an affiliate of UMB and the principal underwriter for the shares of each Fund. The transition of services is expected to occur late in the third quarter of the 2015 calendar year. Huntington Asset Services , Inc. will become the provider of administration, transfer agency and fund accounting services to the Trust. Unified Financial Securities, Inc., an affiliate of Huntington Asset Services, Inc., will assume the role of principal underwriter of the shares of each Fund.

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ADDITIONAL INFORMATION - April 30, 2015 (Unaudited)

Table of Shareholder Expenses

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 through April 30, 2015.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Expense Paid During Period* 11/1/14 – 4/30/15	Expense Ratio During Period* 11/1/14 – 4/30/15

Australia/New Zealand Fund	$1,000.00	$1,005.90	$15.97	3.21%
Africa Fund	1,000.00	1,018.10	9.61	1.92%**
Japan Fund	1,000.00	1,098.40	18.16	3.49%
Global Fund	1,000.00	1,044.10	15.81	3.12%
Real Estate Securities Fund	1,000.00	1,034.10	16.64	3.30%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Expense Paid During Period* 11/1/14 – 4/30/15	Expense Ratio During Period* 11/1/14 – 4/30/15

Australia/New Zealand Fund	$1,000.00	$1,009.10	$15.99	3.21%
Africa Fund	1,000.00	1,015.50	9.59	1.92%**
Japan Fund	1,000.00	1,007.70	17.37	3.49%
Global Fund	1,000.00	1009.50	15.55	3.12%
Real Estate Securities Fund	1,000.00	1,008.60	16.43	3.30%

*

Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 181 (the number of days in the most recent fiscal half-year) divided by 365 (the number of days in the fiscal year) to reflect the one-half year period.

**

The Board of Trustees approved a reduction in the Africa Fund’s annualized expense ratio from 2.00% to 1.50% (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) by unanimous decision and later ratified the reduction at the March 18, 2015 Board of Trustees meeting. The reduction went into effect March 1, 2015.

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C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2015

ADDITIONAL INFORMATION – April 30, 2015 (Unaudited) (Continued)

Disclosure of Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 888-345-1898, and on the Commissions website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 888-345-1898, and on the Commission’s website at http://www.sec.gov.

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C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2015

APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT – April 30, 2015 (Unaudited)

FCA Corp (“FCA” or “Advisor”) supervises the investments of the following series portfolios (each may be referred to herein as a “Fund” or collectively as the “Funds”) of the Commonwealth International Series Trust (the “Trust”): the Commonwealth Australia/New Zealand Fund (the “Australia/New Zealand Fund”), the Africa Fund, (the “Africa Fund”) the Commonwealth Japan Fund (the “Japan Fund”), The Commonwealth Global Fund (the “Global Fund”) and the Commonwealth Real Estate Securities Fund (the “Real Estate Fund”) pursuant to the Investment Advisory Agreements (each an “Agreement” and collectively, the “Agreements”) between the Advisor and the Trust with respect to each Fund. At the quarterly meeting of the Board of Trustees (the “Board”) of the Trust that was held on March 18-19, 2015, the Trustees, including a majority of the trustees who are not parties to the Agreements or interested persons of any party to any of the Agreements (the “Independent Trustees”), unanimously approved the renewal of the Agreements for another one year term.

Legal Counsel reviewed with the Board a memorandum from Counsel dated March 4, 2015 and summarized to the Trustees, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of each Agreement. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of each Agreement, including the following material factors with respect to each of the Funds: (i) the nature, extent, and quality of the services provided by FCA; (ii) the investment performance of the Funds; (iii) the costs of the services to be provided and profits to be realized by FCA from the relationship with the Funds; (iv) the extent to which economies of scale would be realized if the Funds grow and whether advisory fee levels refeect those economies of scale for the benefit of the Funds’ investors; and (v) FCA’s practices regarding possible confeicts of interest. Counsel noted that the continuation of the Agreements were discussed in yesterday’s Governance, Nomination and Compensation Committee (“GNC”) meeting, in a luncheon pre-meeting prior to yesterday’s GNC meeting, at a special meeting of the GNC held on January 29, 2015, and in preliminary discussions with FCA at the Board’s December 2014 quarterly meeting. Counsel and the Board recapped the discussions that had occurred in these earlier meetings.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process. It was noted that in addition to the original request letter to FCA, the GNC had requested supplemental information from FCA and that a revised request letter was sent to FCA. The Board, acting directly or through its committees, requested and was provided with information and reports relevant to the annual renewal of each Agreement, including: (i) reports regarding the services and support provided to the Funds and their shareholders by FCA; (ii) quarterly assessments of the investment performance of the Funds by personnel of FCA; (iii) commentary on the reasons for the performance; (iv) presentations by the Funds’ portfolio managers addressing FCA’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Funds and FCA; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of FCA; and (vii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving each of the Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision. The Board also requested and received various informational materials including, without limitation: (i) documents containing information about FCA, including financial information on FCA and the parent company of FCA (First Commonwealth Holdings), a description of personnel and the services provided to each Fund, information on investment advice, performance, summaries of fund expenses, compliance program, current legal matters, insurance coverages and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Funds; (iii) the effect of size on the Funds’ performance and expenses; (iv) FCA’s efforts to promote the Funds; and (v) benefits to be realized by FCA from its relationship with the Funds.

The Board did not identify any particular information that was relevant to its consideration to approve the Agreements and each Trustee may have afforded different weight to the various factors that are specically required to be considered for purposes of disclosure in the Funds’ next set of financial statements.

Nature, Extent and Quality of the Services Provided by FCA

In considering the nature, extent, and quality of the services provided by FCA, the Trustees reviewed the responsibilities of FCA under each Agreement. The Trustees reviewed the services being provided by FCA to each Fund including, without limitation: (i) the quality of its investment advisory services (including research and recommendations with respect to portfolio securities); (ii) its process for formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations, as well as for ensuring compliance with regulatory requirements; (iii) its coordination of services for the Funds among the service providers and the Independent Trustees; (iv) and its efforts to promote the Funds and grow each Fund’s assets. The Trustees noted FCA’s continuity of, and commitment to retain, qualified personnel and FCA’s commitment to maintain and enhance its resources and systems; the commitment of FCA’s personnel to finding alternatives and options that allow the Funds to maintain their goals; and FCA’s continued cooperation with the Independent Trustees, the chief compliance officer and Counsel for the Funds. The Trustees evaluated FCA’s personnel, including the education and experience of FCA’s personnel. The Trustees noted that several of the officers

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C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2015

APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT – April 30, 2015 (Unaudited) (Continued)

of the Trust, including the principal executive officer and president for the Trust were employees of FCA, and they served the Trust without additional compensation. The Trustees noted the continued efforts of FCA in marketing the Funds. After reviewing the foregoing information and further information in the materials provided by FCA (including FCA’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by FCA were satisfactory and adequate for the Funds.

Investment Performance of the Funds and FCA

In considering the investment performance of the Funds and FCA, the Trustees compared the short and long-term performance of each Fund with the performance of funds with similar objectives managed by other investment advisors, as well as with aggregated peer group data. The Trustees also considered the consistency of FCA’s management of the Funds with the investment objectives and policies. The Trustees considered that FCA did not have other accounts that were managed in a manner similar to any of the Funds. With respect to the Australia/New Zealand Fund, the Trustees indicated their belief that the investment strategy of the Australia/New Zealand Fund made it difficult to compare the investment performance of the Australia/New Zealand Fund to other mutual funds. The Trustees noted that there were no other registered investment companies that FCA was able to identify that had the same investment objective and strategies as the Australia/New Zealand Fund. Nonetheless, the Trustees noted the overall relative performance that the Australia/New Zealand Fund had experienced on a short and long-term basis in comparison to three different indices. The Trustees observed that the Australia/New Zealand Fund outperformed one of the indices for the quarter and six-month period and underperformed two of the indices for the 1-year period and outperformed one of the indices for the 3-year, 5-year and 10-year periods. With respect to the Japan Fund, the Trustees noted that the Japan Fund had outperformed its comparative index for the shorter-term but not the longer-term. It was noted that the Japan Fund underperformed its Morningstar Category average for the short and longer-term periods. With respect to the Global Fund, the Trustees noted that the Fund had underperformed its category in both the short-term and longer-term periods. It was noted that the Global Fund underperformed its Morningstar Category average for the short and longer-term periods. With respect to the Real Estate Fund, the Trustees noted that the Real Estate Fund had underperformed its comparative index both the shorter-term and longer-term. It was noted that the Real Estate Fund underperformed its Morningstar Category average for the short and longer-term periods. With respect to the Africa Fund, the Trustees noted that the Africa Fund did not have a comparative peer group category. The Trustees noted that the Africa Fund underperformed its comparative indices for the short-term but outperformed one of its comparative indices for the 3-year period. It was noted that the Africa Fund slightly trailed both comparative indices since its inception period. After reviewing and discussing the short and long-term investment performance of the Funds further, FCA’s experience managing the Funds, FCA’s historical investment performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of each of the Funds and FCA was satisfactory.

Costs of the Services to be Provided and Profits to be Realized by FCA

In considering the costs of the services to be provided and profits to be realized by FCA from the relationship with the Funds, the Trustees considered: (1) FCA’s financial condition (as reflected in the financial statements of its parent company) and the level of commitment to the Funds and FCA by the principals of FCA; (2) the asset level of the Funds; (3) the overall expenses of the Funds; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by FCA regarding its profits associated with managing the Funds. The Trustees also considered potential benefits for FCA in managing the Funds. The Trustees noted that FCA continues not to be profitable with regard to its relationship with the Funds. It was noted, however, that FCA will lose less money this fiscal year than in prior years with regard to certain of the Funds. The Trustees then compared the fees and expenses of the Funds (including the management fee) to other comparable mutual funds. The Trustees noted that while the Funds’ advisory fees were in line with other funds (in all cases lower or equal to the respective category average), the Funds’ total expenses were above the expense levels of the other identified comparable funds (each of the Funds other than the Africa Fund having the highest or near the highest expenses identified in their respective peer groups). The Trustees noted that the relatively smaller asset levels of the Funds limited meaningful comparisons with other funds. The Trustees noted that while the Africa Fund’s management fee was above the category average (and was actually toward the higher end of the category), the overall expense ratio was lower than the category averages as a result of management fee waivers and certain contractual expense limitations that FCA had instituted since the Fund’s inception. The Trustees also noted that FCA recently instituted a contractual fee waiver with regard to each of the Africa Fund and Japan Fund. The Trustees concluded that given the very small asset levels of the Funds, it would be difficult for any adviser to operate the Funds at average cost levels and that FCA had put forth significant and reasonable efforts to control the operating expenses of the Funds. The Trustees noted FCA’s efforts to manage the expenses of the Funds. The Board concluded that although Fund expenses were higher than peer averages, such expenses were justified and unavoidable given the complex regulatory requirements, the unique composition of the Funds, and most importantly, the relatively small levels of assets in each of the Funds. Based on the foregoing, the Board concluded that the fees to be paid to FCA by the Funds and the profits to be realized by FCA, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by FCA.

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C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2015

APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT - April 30, 2015 (Unaudited) (Continued)

Economies of Scale

The Board next considered the impact of economies of scale on the Funds’ size and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors. The Trustees noted that while the management fee for the Funds would remain the same at all asset levels, the Funds’ shareholders could benefit from economies of scale under the Funds’ agreements with service providers other than FCA if applicable asset levels are attained by the Funds. The Trustees recognized that FCA put in place a contractual fee waiver for the Africa Fund and the Japan Fund. The Trustees recognized FCA’s prior negotiations with service providers to the Trust to reduce fees in the previous fiscal year had expired and that such reductions would not be carried forward into the current fiscal year without further negotiations. In light of its ongoing consideration of the Funds’ asset levels, expectations for growth in the Funds, and fee levels, the Board determined that the Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by FCA.

Advisor’s Practices Regarding Possible

In considering FCA’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as follows: (i) the experience and ability of the advisory personnel assigned to the Funds; (ii) the basis for soft dollar payments with broker-dealers; (iii) the basis of decisions to buy or sell securities for the Funds and/or FCA’s other accounts, including other accounts that may invest in similar geographic areas in which the Funds invest; (iv) and the substance and administration of FCA’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust related to FCA’s potential conflicts of interest. The Trustees considered that FCA may assess a fee to its separate account clients that invest a portion of the assets of such separate accounts into the Fund in addition to the management fees that are assessed at the Fund level. The Trustees expressed the view that the services rendered to the separate accounts were distinct from those rendered to the Funds. The Trustees also noted that FCA may enjoy some enhanced status as an investment adviser to a family of registered mutual funds. Based on the foregoing, the Board determined that FCA’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

Based upon all of the foregoing considerations, the Board, including a majority of the Independent Trustees, approved the renewal of the Agreements for the Funds.

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C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2015

Notes

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2015

Notes

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported within the time periods specified by the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)	Not applicable.

(a) (2)	Certifications required pursuant to Section 30a-2(a) of the Act are attached hereto.

(a) (3)	Not applicable to open-end management investment companies.

(b)	Certifications pursuant to Section 30a-2(b) of the Act are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Commonwealth International Series Trust

/s/ Robert W. Scharar

By: Robert W. Scharar
President
June 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert W. Scharar

By: Robert W. Scharar
President
(Principal Executive Officer)
June 23, 2015

/s/ Terrance P. Gallagher

By: Terrance P. Gallagher
Treasurer
(Principal Financial Officer)
June 23, 2015